PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation expense	$ 11,691,731	$ 11,962,983	$ 8,179,376
Gain (Loss) on Disposition of Assets, Total	(3,228,845)	$ (293,098)	$ (3,024,830)
Shandong Taibang Biological Products Co., Ltd [Member]
Gain (Loss) on Disposition of Property Plant Equipment	$ (3,228,845)